Subsequent Events	12 Months Ended
Oct. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
20.	Subsequent Events

a.	On November 13, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of (i) 23,956 common shares, and (ii) pre-funded warrants to purchase up to 74,604 common shares, in a registered direct offering, (the “First November 2025 Offering”) at a purchase price of $8.00 per common share and $7.996 per pre-funded warrant. The pre-funded warrants are immediately exercisable at an exercise price of $0.004 per common share, subject to adjustment as set forth therein, and will not expire until exercised in full. The November 2025 Offering closed November 13, 2025. The aggregate gross proceeds to the Company were approximately $0.788 million.

On November 17, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of (i) 99,794 common shares, and (ii) pre-funded warrants to purchase up to 37,950 common shares, in a registered direct offering, (the “Second November 2025 Offering”) at a purchase price of $10.0 per common share and $9.996 per pre-funded warrant. The pre-funded warrants are immediately exercisable at an exercise price of $0.004 per common share, subject to adjustment as set forth therein, and will not expire until exercised in full. The Second November 2025 Offering closed November 17, 2025. The aggregate gross proceeds to the Company were approximately $1.377 million.

On November 19, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of 273,125 common shares in a registered direct offering (the “Third November 2025 Offering”) at a purchase price of $8.00 per common share. The Third November 2025 Offering closed November 20, 2025. The aggregate gross proceeds to the Company were approximately $2.185 million.

On November 26, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of (i) 198,622 common shares, and (ii) pre-funded warrants to purchase up to 71,649 common shares, in a registered direct offering(the “Fourth November 2025 Offering”) at a purchase price of $4.8 per common share and $4.796 per pre-funded warrant. The pre-funded warrants are immediately exercisable at an exercise price of $0.004 per common share, subject to adjustment as set forth therein, and will not expire until exercised in full. The Fourth November 2025 Offering closed November 26, 2025. The aggregate gross proceeds to the Company were approximately $1.294 million.

On December 3, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of 400,000 common shares, in a registered direct offering( the “December 2025 Offering”) at a purchase price of $4.00 per common share. The December 2025 Offering closed December 4, 2025. The aggregate gross proceeds to the Company were approximately $1.6 million.

b.	During November 2025, the total Promissory Notes were converted into 107,912 Common Shares.

c.	On November 14, 2025, April 2023 Warrants and January 2024 Warrants were exercised into 52,275 shares, resulting in gross proceeds of $183,000.

d.	On November 24, 2025, the Company issued 1,875 common shares in respect of RSUs that had been fully vested. The RSUs had an aggregate fair value of $10,200 at the time of issuance.

e.	On December 15, 2025, the Company effected a reverse share split of the Company’s common shares at the ratio of 1-for-40, such that each forty (40) common shares, no par value, were consolidated into one (1) common share, no par value. The reverse split has triggered an adjustment to the exercise price and the number of warrants shares issuable pursuant to the April 2023 Warrants, September 2023 Warrants and January 2024 Warrants. The new exercise price of the warrants is $2.5607 per Common Share and entries the warrant holders to a total of 945,106 common shares.